SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected income tax (benefit) at 21%					$ 1,736,479	$ (2,463,246)
Non-deductible (non-taxable) loss (gain) from derivative liability					(2,060,082)	2,184,395
Change in valuation allowance					323,603	278,851
Provision for income taxes